Accrued Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued compensation and related benefits	$ 304,772	$ 272,342
Accrued research and development expense	713,099	915,699
Accrued liquidated damages	594,288	0
Accrued other expense	40,000	0
Total accrued liabilities	$ 1,652,159	$ 1,188,041